Other disclosures - Undiscounted contractual maturity periods (Details) - Financial liabilities at amortized cost - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	$ 921,489	$ 948,903
On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	452,950	461,316
1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	160,873	202,926
3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	63,737	54,202
3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	109,694	85,457
1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	59,612	41,989
3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	9,879	42,185
More than five years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	64,744	60,828
Deposits - Credit institutions
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	78,311	103,960
Deposits - Credit institutions | On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	28,338	17,644
Deposits - Credit institutions | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	23,211	47,340
Deposits - Credit institutions | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	8,991	6,320
Deposits - Credit institutions | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	2,142	8,176
Deposits - Credit institutions | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	12,218	13,969
Deposits - Credit institutions | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	305	5,545
Deposits - Credit institutions | More than five years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	3,106	4,966
Deposits - Customers
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	639,395	653,941
Deposits - Customers | On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	424,563	443,660
Deposits - Customers | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	107,681	116,799
Deposits - Customers | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	38,195	35,325
Deposits - Customers | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	59,092	48,013
Deposits - Customers | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	5,015	4,858
Deposits - Customers | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	3,616	4,205
Deposits - Customers | More than five years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	1,233	1,081
Debt instruments
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	130,087	113,953
Debt instruments | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	20,071	30,795
Debt instruments | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	15,096	8,512
Debt instruments | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	42,001	25,493
Debt instruments | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	37,716	17,446
Debt instruments | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	1,444	27,551
Debt instruments | More than five years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	13,759	4,156
Subordinated liabilities
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	57,932	63,243
Subordinated liabilities | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	188	616
Subordinated liabilities | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	376	407
Subordinated liabilities | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	1,694	1,831
Subordinated liabilities | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	4,514	4,882
Subordinated liabilities | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	4,514	4,882
Subordinated liabilities | More than five years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	46,646	50,625
Other financial liabilities
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	15,764	13,806
Other financial liabilities | On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	49	12
Other financial liabilities | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	9,722	7,376
Other financial liabilities | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	1,079	3,638
Other financial liabilities | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	4,765	1,944
Other financial liabilities | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	$ 149	834
Other financial liabilities | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost		$ 2